Liquidity	12 Months Ended
Dec. 31, 2022
Liquidity [Abstract]
LIQUIDITY

2.      LIQUIDITY

As shown in the accompanying consolidated financial statements, the Company has incurred significant recurring losses resulting in an accumulated deficit. The Company anticipates further losses in the development of its business. The Company also had negative cash flows used in operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Based on its cash resources and positive working capital as of December 31, 2022, the Company has sufficient resources to fund its operations at least until the end of April 3, 2024. The positive working capital as of December 31, 2022 was mainly due to funds from the PIPE offering and from the business combination. Absent generation of sufficient revenue from the execution of the Company’s business plan, the Company will need to obtain debt or equity financing by April 3, 2024. Because of these factors, the Company believes that this alleviates the substantial doubt in connection with the Company’s ability to continue as a going concern.